Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.4%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	21,890	$ 1,529,454
iShares Core MSCI Emerging Markets ETF	5,206	252,231
iShares Global REIT ETF	21,861	506,082

		2,287,767

U.S. Equity Fund - 12.3%
iShares Core S&P 500 ETF	6,501	3,154,285

U.S. Fixed Income Funds - 24.1%
iShares 0-5 Year TIPS Bond ETF	24,513	2,427,278
iShares Core U.S. Aggregate Bond ETF	37,620	3,728,142

		6,155,420

Total Exchange-Traded Funds (Cost $12,195,935)		11,597,472

INVESTMENT COMPANIES - 53.7%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (A)	35,459	252,116
Transamerica International Focus (A)	64,977	508,124
Transamerica International Stock (A)	46,291	514,297

		1,274,537

International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	139,504	1,280,647

U.S. Equity Funds - 13.4%
Transamerica Capital Growth (A) (B)	51,217	376,960
Transamerica Large Cap Value (A)	83,832	1,083,112
Transamerica Mid Cap Growth (A) (B)	42,523	380,585
Transamerica Mid Cap Value Opportunities (A)	34,463	379,782
Transamerica Small Cap Growth (A)	39,299	252,302
Transamerica Small Cap Value (A)	45,787	249,084
Transamerica US Growth (A)	24,796	694,299

		3,416,124

U.S. Fixed Income Funds - 30.3%
Transamerica Bond (A)	734,055	5,938,506
Transamerica High Yield Bond (A)	222,410	1,794,846

		7,733,352

Total Investment Companies (Cost $15,601,222)		13,704,660

Principal	Value
REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 2.50% (C), dated 01/31/2024, to be repurchased at $243,644 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $248,519.

$ 243,627	$ 243,627

Total Repurchase Agreement (Cost $243,627)	243,627

Total Investments (Cost $28,040,784)	25,545,759
Net Other Assets (Liabilities) - (0.0)%	(12,124)

Net Assets - 100.0%	$ 25,533,635

Transamerica Funds	Page 1

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$11,597,472	$—	$—	$11,597,472
Investment Companies	13,704,660	—	—	13,704,660
Repurchase Agreement	—	243,627	—	243,627

Total Investments	$25,302,132	$243,627	$—	$25,545,759

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,576,025	$102,317	$(128,001)	$(27,048)	$415,213	$5,938,506	734,055	$63,417	$—
Transamerica Capital Growth	303,471	—	(2,357)	550	75,296	376,960	51,217	—	—
Transamerica Emerging Markets Debt	1,231,287	13,796	(62,719)	(10,868)	109,151	1,280,647	139,504	13,796	—
Transamerica Emerging Markets Opportunities	229,241	21,336	—	—	1,539	252,116	35,459	6,712	—
Transamerica High Yield Bond	1,712,946	26,202	(49,598)	(7,747)	113,043	1,794,846	222,410	26,197	—
Transamerica International Focus	473,248	40,694	(11,056)	(2,779)	8,017	508,124	64,977	17,163	23,531
Transamerica International Stock	475,772	17,368	(31,570)	(2,243)	54,970	514,297	46,291	17,368	—
Transamerica Large Cap Value	1,002,542	79,438	(73,362)	(6,400)	80,894	1,083,112	83,832	3,390	76,048
Transamerica Mid Cap Growth	340,715	—	(29,529)	(18,469)	87,868	380,585	42,523	—	—
Transamerica Mid Cap Value Opportunities	356,803	18,353	(19,195)	(6,660)	30,481	379,782	34,463	3,908	14,445
Transamerica Small Cap Growth	223,467	11,246	(2,628)	(1,109)	21,326	252,302	39,299	—	11,246
Transamerica Small Cap Value	216,515	7,580	(2,146)	(2,902)	30,037	249,084	45,787	7,580	—
Transamerica US Growth	658,877	24,120	(90,885)	21,695	80,492	694,299	24,796	—	24,120

Total	$12,800,909	$362,450	$(503,046)	$(63,980)	$1,108,327	$13,704,660	1,564,613	$159,531	$149,390

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at January 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2015

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2015 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3